ACCOUNTS RECEIVABLE, NET (Details Narrative) ¥ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Oct. 11, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Doubtful accounts	$ 160,026			$ 6,872	$ 26,272
accounts receivable from related parties amounted	2,765,146			2,744,024
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
accounts receivable from related parties amounted	$ 1,272,384			$ 1,094,855
Related Party [Member] | Subsequent Event [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
accounts receivable from related parties amounted		$ 164,807
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	48.00%
Third Party Customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 800,000		¥ 5.7